FINANCIAL STATEMENT SCHEDULE I - Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 527,386	$ 578,013	$ 398,672
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	20,401	14,987	8,973
Amortization of deferred financing cost	28,055	18,159	13,272
Loss on extinguishment of debt	0	50,935	0
Reclassification of accumulated income of forward exchange rate contracts from accumulated other comprehensive losses	0	0	(138)
Changes in operating assets and liabilities:
Amount due from an affiliated company	(1,056)	1,299	524
Prepaid expenses and other current assets	(3,893)	(25,974)	(3,716)
Accrued expenses and other current liabilities	(42,668)	71,527	164,886
Income tax payable	(239)	5,640	(313)
Amount due to a shareholder	(79)	79	0
Amounts due to affiliated companies	(2,000)	2,164	(564)
Other long-term liabilities	26,271	2,010	809
Net cash provided by (used in) operating activities	894,614	1,151,934	950,233
CASH FLOWS FROM INVESTING ACTIVITIES
Change in restricted cash	(678,151)	268,414	(1,047,019)
Net cash used in investing activities	(1,605,269)	(1,209,270)	(1,335,718)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(342,718)	0	0
Repurchase of shares for retirement	(300,495)	0	0
Purchase of shares under trust arrangement for future vesting of restricted shares	(1,721)	(8,770)	0
Principal payments on long-term debt	(262,563)	(1,667,969)	(2,755)
Proceeds from exercise of share options	736	4,017	3,599
Net cash (used in) provided by financing activities	926,950	(264,967)	934,735
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	215,898	(327,452)	551,185
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,381,757	1,709,209	1,158,024
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,597,655	1,381,757	1,709,209
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	608,280	637,463	417,203
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	12,576	11,249	8,973
Amortization of deferred financing cost	0	748	3,732
Loss on extinguishment of debt	0	679	0
Reclassification of accumulated income of forward exchange rate contracts from accumulated other comprehensive losses	0	0	(138)
Dividend received from subsidiary	420,000	0	0
Share of results of subsidiaries	(620,023)	(658,016)	(441,112)
Changes in operating assets and liabilities:
Amount due from an affiliated company	(1,091)	1,113	438
Prepaid expenses and other current assets	(2,429)	(367)	3,649
Long-term prepayments	0	0	135
Accrued expenses and other current liabilities	584	(4,129)	(1,852)
Income tax payable	111	394	(333)
Amount due to a shareholder	(67)	67	0
Amounts due to affiliated companies	(1,759)	1,724	7
Amounts due to subsidiaries	2,053	1,189	(238)
Other long-term liabilities	191	0	0
Net cash provided by (used in) operating activities	418,426	(7,886)	(9,536)
CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(155,883)	(497,325)	(277,945)
Amounts due from subsidiaries	(167,606)	1,800	(26,975)
Repayment of advance to a subsidiary	400	1,337	10,512
Change in restricted cash	0	368,177	0
Net cash used in investing activities	(323,089)	(126,011)	(294,408)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(342,718)	0	0
Repurchase of shares for retirement	(300,495)	0	0
Purchase of shares under trust arrangement for future vesting of restricted shares	(1,721)	(8,770)	0
Principal payments on long-term debt	0	(721,455)	0
Proceeds from exercise of share options	0	4,017	3,599
Advance from a subsidiary	553,891	860,632	225,427
Net cash (used in) provided by financing activities	(91,043)	134,424	229,026
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	4,294	527	(74,918)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,414	2,887	77,805
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 7,708	$ 3,414	$ 2,887